Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share:
Earnings per share

15. Earnings per share:

Six-month period ended June 30,
	2017			2018
	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)		Weighted- average number of outstanding shares (denominator)		Amount per share
Basic net income per share:	Class A	Class A	Class A	Class A	Class B	Class A	Class B	Class A	Class B
Net income	$149,191	8,966	16,639.64	$35,525	$237	90,960,153	607,829	0.39	0.39
Less: Non-vested common stock dividends declared and undistributed earnings	(181)	-	-	-	-	-	-	-	-
Basic Earnings per share attributable to common stockholders	$149,010	8,966	16,619.45	$35,525	$237	90,960,153	607,829	0.39	0.39
Diluted net income per share:
Allocation of undistributed earnings for basic computation	149,010	-	-	35,525	237	-	-	-	-
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	-	-	-	237	-	607,829	-	-	-
Diluted Earnings per share attributable to common stockholders	$149,010	8,966	16,619.45	$35,762	$237	91,567,982	607,829	0.39	0.39

Earnings per share of Class A and Class B common shares are computed using the two-class method. Basic earnings per share are computed using the weighted average number of shares outstanding during the six-month period ended June 30, 2018. Diluted net earnings per share are computed using the weighted average number of shares and the effect of potentially dilutive securities outstanding during the six-month period ended June 30, 2018. Potentially dilutive securities consist of restricted stock units and other contingently issuable shares. The computation of the diluted earnings per share of Class A common shares assumes the conversion of Class B common shares, while the diluted earnings per share of Class B common shares do not assume the conversion of those shares.

The Class B common shares are convertible into Class A common shares on a one-for-one basis, have equal voting rights and participate equally in dividend distributions and are not and will not be listed on a national securities exchange or a national market system (Note 11). As a result, the undistributed earnings for the six-month period ended June 30, 2018 are allocated based on the contractual participation rights of the Class A and Class B common shares on a proportionate basis. Furthermore, as the Company assumes the conversion of Class B common shares in the computation of the diluted earnings per share of Class A common shares, the undistributed earnings are equal to net income for that computation.